Financial information of the parent company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Financial information of the parent company

Note 18 – Financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and the income (loss) of the subsidiaries is presented as “Equity income (loss) of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company does not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2025 and 2024.

PARENT COMPANY BALANCE SHEETS

	December 31, 2025	December 31, 2024

ASSETS
OTHER ASSET
Investment in subsidiaries	$30,612,713	$37,283,779
Total asset	$30,612,713	$37,283,779

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 12,325,000 and 10,825,000 shares outstanding as of December 31, 2025 and 2024	33,813	27,063
Additional paid-in capital	147,316,883	11,578,633
Statutory reserves	3,433,589	3,433,589
Retained earnings	14,258,161	24,455,403
Accumulated other comprehensive loss	(1,429,733)	(2,210,909)
Total shareholders’ equity	30,612,713	37,283,779

Total liabilities and shareholders’ equity	$30,612,713	$37,283,779

PARENT COMPANY STATEMENTS OF OPERATION AND COMPREHENSIVE (LOSS) INCOME

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

EQUITY (LOSS) INCOME OF SUBSIDIARIES	$(10,197,242)	$1,453,191	$7,417,705

NET (LOSS) INCOME	(10,197,242)	1,453,191	7,417,705

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	781,176	(201,488)	(518,799)
COMPREHENSIVE (LOSS) INCOME	$(9,416,066)	$1,251,703	$6,898,906

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(10,197,242)	$1,453,191	$7,417,705
Adjustments to reconcile net income to cash used in operating activities:
Equity (loss) income of subsidiaries	10,197,242	(1,453,191)	(7,417,705)
Net cash used in operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$—	$—	$—